TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (650)	$ 3,840	$ (1,659)
Foreign (United States)	4,632	1,416	4,184
Income before taxes on income	$ 3,982	$ 5,256	$ 2,525